united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2018

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Mid-Year 2018 Market Commentary

“Maintain a Steady Course in Spite of Volatile Markets and Politics”

The 2nd quarter 2018 returns for each TOPS portfolio were modestly positive, which basically offset their slight Q1 declines. Year to date returns for the portfolios range from -2.4% to -1.3%, with more aggressive TOPS portfolios underperforming those with smaller equity allocations. Due to the steady equity market advances in the second half of 2017, trailing twelve-month results are still solidly positive.

After discussing year to date financial market results, we will address a few questions that may prove important to TOPS portfolio strategies in 2018, including:

1)	Are we experiencing a classic stock market “Wall of Worry” or are fundamentals worsening?

2)	Will the Fed invert the yield curve?

3)	Why are Emerging Markets lagging US stocks and bonds?

2nd Quarter and Year to Date Market Review

Domestic equities rebounded to post positive returns in Q2, after significant volatility and price declines in Q1. The US Dollar also reversed direction and was partly responsible for declining prices for international equities. Equity index leaders for Q2 included US REITS +8.9%, S&P Small Cap 600 +8.8%, NASDAQ 100 +7.3%, S&P 500 Growth +5.2%, Natural Resources +5.5%, S&P Mid Cap 400 +4.3% and S&P 500 +3.4%. Laggards included FTSE Emerging Markets -8.4%, Global ex-US REITS -2.8%, FTSE All World ex-US (Developed International) -2.7%, and FTSE All World ex-US Small Cap -1.8%.

The year to date relative performance of the equity indexes we follow was like that of Q2. Domestic equities led the way, with NASDAQ 100 +10.7%, S&P Small Cap 600 +9.4%, S&P 500 Growth +7.3%, S&P Mid Cap 400 +3.5%, Natural Resources +3.3% and S&P 500 +2.6%. In the negative column so far this year, we find FTSE Emerging Markets -7.2%, Global ex-US REITS -3.1%, FTSE All World ex-US (Developed International) -3.8% and FTSE All World ex-US Small Cap -2.5%.

Although the Fed bumped its Fed Funds rate another 0.25% higher in June to a target of 1.75% - 2.00%, the US Treasury 10-year bond yield only increased 0.11% to 2.85% during the second quarter. Overall, the Barclays US Aggregate Bond index was -0.2% for Q2 as weakness in Investment Grade Corporate Bonds (-1.4%) offset positive returns for shorter term bond indexes such as 3-Year TIPS +0.5% and short term High Yield Corporates +1.3%. The JP Morgan EM Local Currency Bond index fell -10.9%, as it was hit hard by emerging markets currency weakness and investor fears of the impact of potential trade wars. The Hedged Total International Bond index (developed economy bonds) returned +0.4%.

First half bond market returns were led by Hedged Total International Bond index +1.4%, Investment Grade Floating Rate Bonds +1.2% and shorter-term TIPS +0.5%. The Barclays US Aggregate Bond Index recorded a decline of -1.6% and investment grade corporate bonds were largely responsible as they returned -4.3%.

Is This a Classic “Wall of Worry” or are fundamentals worsening?

One of the enduring financial market maxims is “Bull Markets climb a Wall of Worry”. As investment icon Sir John Templeton famously stated, “Bull Markets are born in pessimism, grow on skepticism, mature on optimism and die on euphoria.” The current Bull Market was certainly born in pessimism in March 2009, as many observers feared a global Depression was underway. The skeptics have not been appeased by steady increases to record highs for GDP, earnings (EPS) and dividends. Instead, they call the markets’ robust performance (the S&P 500 has gained over 300%) a delusion created by Central Bank policies and hyped by overvaluation.

In our opinion, the primary drivers of the 2009-2018 Bull Market have been the fundamental elements: earnings and dividend growth, accompanied by modest inflation and low bond yields. With no recession in sight, the risk of an EPS reversal is small currently. Although the Consumer Price Index (CPI) is bumping up against the Fed’s 2% target rate, concern that inflation is about to surge seems overstated. Despite a 3.9% unemployment rate, wage growth remains contained and commodity prices remain well below cycle highs reached earlier in this decade. In sum, the fundamentals still appear solid.

While our analysis suggests valuations are somewhat above average, they are far from euphoric for the broader market. There are always segments of the market that are more overvalued and in the current cycle, the NASDAQ 100 and S&P 500 Growth market-leading returns noted above are being driven by the FAANG stocks (Facebook, Amazon, Apple, Netflix and Google). The overall valuation of these and other technology/consumer discretionary stocks is a worry for many observers. We will not argue that point, but a correction in the FAANGs would not necessarily cause the prices of more moderately valued stocks to plunge. Likewise, earnings growth among the FAANGS remains high.

It appears to us the overall US stock market seems stuck in the skepticism/optimism segment of Templeton’s Bull Market sequence. This is partially explained by the presence of a few dangerous worries.

First, the Fed is not as “friendly” as the beginning of the Bull Market. The Fed Funds increase in June was the 7th in this cycle and the Fed is gradually shrinking its bloated $4 trillion balance sheet. Quiescent US inflation and competition from ultra-low global bond yields continue to suppress the US 10-year Treasury Bond (10UST) yield. The yield curve hasn’t inverted yet but has flattened significantly.

Second, geopolitical issues are an additional rational worry for investors. War, terrorism, nuclear weapons and cybersecurity issues are regular features of media headlines, but so far these worries have not translated into measurable economic or financial market impacts.

Third, the consensus belief in early 2018 was that every major economy was expanding at once, creating a synchronized wave of growth which would create jobs and business investment. The optimism for a positive global feedback loop of growing business confidence leading to more hiring and improved consumer spending has since turned sour. The primary reason is our fourth worry, the risk of a trade war sparked by the US.

Few observers would argue with US Secretary of Commerce Wilbur Ross’s statement “The Chinese are protectionists dressed in free market clothing.” China’s well-documented theft of intellectual property also adds to tensions. If President Trump gathered a global coalition aimed solely at China’s unfair trading practices, investors might not be too worried. However, his apparent belief US trade deficits should be eliminated with all countries has led to greater worries: elimination of NAFTA and tit-for-tat tariff fights with our allies that could escalate into a devastating global trade war. Although few of us experienced the Great Depression of the 1930s, politicians and investors are keenly aware of the role a trade war played in that debacle. The markets are very worried about this and have punished Emerging Market stocks and bonds as a result.

Will the Fed Invert the Yield Curve?

The Fed’s recent actions have helped to flatten the yield curve, which obviously increases the risk of yield curve inversion (short interest rates higher than longer term bond yields). However, the Fed has to balance this reality with their dual mandate of maximizing employment and stabilizing prices. Fortunately, current unemployment rates in the United States are even better than the Fed’s definition of full employment. Likewise, inflation has barely reached the Fed’s 2% target, so is not an immediate risk.

One might think this would be an appropriate time for the Fed to pause, as their dual mandate seems under control, but they have the self-imposed task of getting the Fed Fund’s rate back to the “neutral rate” of about 3%. Unless the 10UST yield sustains a break-out above 3% for the first time in nearly a decade, the yield curve would then invert. Historically, inverted curves are a very good indicator of economic recessions, as Fed data shows inversions occurred before each of the seven recessions since 1969 with an average lead time of 11 months. The Fed is aware of this history. Likewise, period of Fed rate hikes to typically lead to a flattening yield curve. However, investors are mindful that policy errors are not unheard of as economic cycles near their end.

If the Fed succeeds in dampening inflation risks and the typical excesses seen as expansions age, the longer-term benefit to stocks could be great. However, if the Fed pauses on the path to higher Fed Funds to avoid inverting the curve, inflation could accelerate and animal spirits surge. The inflation genie is very difficult to get back into the bottle and steadily rising inflation would impact the financial markets and our TOPS portfolio strategies.

Bottom line: The Fed will probably continue to tighten but if the 10UST yield continues to gradually rise toward 3.5%, an inverted yield curve would be a few years away. Further, the Fed has started to communicate that an inverted yield curve is no longer a strong indicator of recession, trying to ease the tension on the situation.

Why are Emerging Markets Lagging US Stocks and Bonds?

Emerging Markets (EM) stocks and bonds were TOPS portfolio leaders in 2017 and Q1 2018 but were hit hard in Q2 and are now lagging year to date. The short-term explanation is straightforward: the US Dollar (USD) was weak until the Trade War rhetoric heated up and it is now rallying. Emerging Markets currencies are very vulnerable to USD rallies. Much sovereign and corporate EM debt is USD-denominated, and thus more difficult to pay back when local currencies sink. Also, EM governments may increase interest rates to defend their currencies which increases the pressure on EM earnings.

EM stocks currently trade at an above-average valuation discount to US stocks because investors are discounting more unwelcome news, such as tariffs, trade wars, and continued Federal Reserve rate hikes. Unless current trends shift, EM stocks and bonds will struggle to rally.

However, longer term these countries are indispensable to the global economy and its future. They already represent a substantial amount of people, economic activity, and stock market value. They also have younger populations and better economic growth outlooks. Likewise, currencies cycle over time and emerging market stocks and local currency bonds will receive another currency boost when the USD weakens again.

Perhaps one of the biggest drivers of long term investment performance is how investors handle underperforming assets in their portfolio. A disciplined, long term strategy mandates patience and a willingness to hold through periods of underperformance. Those who follow this course currently with emerging markets stocks are likely to be rewarded in the future.

Portfolio Strategies

The TOPS strategy for managing globally diversified portfolios is to optimize risk-adjusted return for our investors through this long market cycle. We are watching the Wall of Worry closely for signs of worsening Fundamentals. We are also closely monitoring the Fed but believe a potential yield curve inversion is unlikely for several quarters. Lastly, the longer-term rationale for our EM allocation remains in place and we believe all available information has already been priced in, so we do not anticipate any changes to it at this time.

Summary of the Milliman Managed Risk Strategy™ (MMRS)

Equity market volatility during January remained at its historically low level for most of the month, rising slightly at month end. However, with government bond yields moving sharply higher, the stock market began to respond to both the higher borrowing costs and hints of higher inflation. In short, the major market indices made all-time highs on January 26, even as volatility crept steadily higher. The low volatility during January resulted in each of TOPS Managed-Risk Growth, Moderate and Balanced Portfolios maintaining its maximum respective equity allocation through the entire month.

February’s higher-than-expected payroll and wage data sparked investor fears that the U.S. Federal Reserve (Fed) would begin tightening policy faster than previously expected. This triggered a spike in the volatility of global equity markets and brought an end to the 15-month streak of positive total returns for the MSCI All Country World Index. In the United States, the Cboe Volatility Index (VIX) touched an intraday high above 50 for the first time since the Greek debt crisis in 2015. Both the S&P 500 Index and the Dow Jones Industrial Average Index fell into correction territory, after dropping more than 10% from January highs.

Because of higher volatility, each of TOPS funds reduced their equity allocation for the first time in more than a year. By mid-February 2018, TOPS Managed Risk Growth, Moderate and Balanced ETF Portfolios had reduced their equity exposure to 53.4%, 47.6% and 39.2%, respectively. As the market stabilized and volatility diminished, all three portfolios reduced their hedge, and finished February 2018 near their maximum equity allocations.

March 2018 capped off the first negative quarterly return for the global equity market since third quarter 2015, and it marked the first negative first quarter since 2009. In the United States, after not experiencing a single daily market move of more than 2% through all of 2017, the S&P 500 Index saw six such moves during February and March 2018. While not as high as it was in February, volatility in March 2018 was still above its five-year average and was substantially higher than all of 2017, as markets digested the implications of tighter monetary policy, troubles in the technology sector and the prospect of a tariff-induced trade war. In response to this higher volatility, each of TOPS Managed Risk Portfolios increased their hedge position. Heading into April 2018, the TOPS Managed Risk Growth, Moderate and Conservative ETF Portfolios reduced their equity exposure to 62.7%, 56.7% and 47.4%, respectively, which was lower than levels in all of March.

Equity market volatility moderated during April, relative to the levels experienced in February and March. Unlike 2017, markets in post-January 2018 have been much less decisive. On one hand, strong global economic growth and pro-growth tax cuts have been reasons for optimism. On the other hand, trade-tariff wars, rising interest rates and a flattening yield curve have been a basis for investor skepticism about potential future earnings growth. After slight reductions in equity exposure earlier in the month, TOPS Managed Risk Growth, Moderate, and Balanced ETF Portfolios gradually increased their respective equity exposure to 73%, 65%, and 50%, where they remained for the second half of the April 2018.

Equity market volatility ebbed lower throughout May, spending much of the month in 2017’s volatility range. In addition to volatility declining, correlations between equity-market segments and between stocks and bonds declined. This reduced the volatility of TOPS Managed Risk Portfolios. The Moderate and the Balanced Portfolios both began the month at their maximum respective equity allocations, which they maintained the entire month. The Growth Portfolio, however, carried over a hedge position remaining from the heightened volatility in April. As volatility declined, the Growth Portfolio gradually reduced its hedge so that by mid-month it was back to its maximum equity allocation, where it remained through month-end.

Emerging markets equity volatility trended higher in June 2018, largely because of the strengthening USD. Notably, the Chinese yuan declined significantly against the USD during June, propelling the Shanghai Composite Index into bear-market territory. In the United States, however, equity markets stayed calm despite looming trade tensions between the United States and China. The Nasdaq and Russell 2000 Index led all major U.S indices during the first half of 2018, up 9% and 8%, respectively, while large-cap stocks, as measured by S&P 500 Index, lagged. With an allocation tilted toward U.S markets, TOPS Managed Risk Growth, Moderate and Conservative Portfolios maintained their maximum respective equity allocations through the entire month.

The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The S&P MidCap 400®measures the mid-cap segment of the U.S.equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P SmallCap 600®measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted, market capitalization-weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies.

The Barclays Capital Aggregate Bond Index is weighted according to market capitalization, which means the securities represented in the index are weighted according to the market size of the bond category. Treasury securities, mortgage-backed securities (MBS) foreign bonds , government agency bonds and corporate bonds are some of the categories included in the index. The bonds represented are medium term with an average maturity of about 4.57 years. In all, the index represents about 8,200 fixed-income securities with a total value of approximately $15 trillion (about 43% of the total U.S. bond market).

The Barclays Capital High Yield Very Liquid Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high- yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody’s and S&P was used), and have $600 million or more of outstanding face value.

The Barclays Capital U.S. Credit Bond Index measures the performance of investment grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity of greater than one year.

The Barclays Capital Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The PIMCO 0-5 Year High Yield Corporate Bond Index ETF tracks the BofA Merrill Lynch 0-5 Year US High Yield Constrained Index. The BofA Merrill Lynch 0-5 Year US High Yield Constrained Index is an unmanaged index comprised of US dollar denominated below investment grade corporate debt securities publicly issued in the US domestic market with remaining maturities of less than 5 years.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past Performance is no guarantee of future results.

7270-NLD-07/24/2018

TOPS® Managed Risk Balanced ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018, as compared to its benchmark:

			Five
	Six	One	Year	Annualized Since	Annualized Since	Since
	Months	Year	(Annualized)	Inception (6/9/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Balanced ETF Portfolio
Class 1	(1.31)%	4.27%	4.27%	4.25%	N/A	N/A
Class 2	(1.40)%	4.02%	4.02%	4.00%	N/A	N/A
Class 3	(1.47)%	3.97%	3.93%	N/A	3.96%	N/A
Class 4	(1.58)%	3.71%	3.67%	N/A	3.52%	N/A
Investor Class	(1.31)%	3.82%	N/A	N/A	N/A	2.87%
S&P 500 Total Return Index *****	2.65%	14.37%	13.42%	13.53%	13.67%	12.44%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.58%, 0.83%, 0.93%, 1.18%, and 1.08% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2018	% of Net Assets
Equity Funds	44.8%
Debt Funds	43.4%
Other Assets/Cash & Cash Equivalents	11.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Managed Risk Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018, as compared to its benchmark:

			Five
	Six	One	Year	Annualized Since	Annualized Since	Since
	Months	Year	(Annualized)	Inception (4/26/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Growth ETF Portfolio
Class 1	(2.13)%	7.21%	4.78%	4.21%	N/A	N/A
Class 2	(2.22)%	6.97%	4.50%	3.96%	N/A	N/A
Class 3	(2.23)%	6.85%	4.41%	N/A	4.63%	N/A
Class 4	(2.39)%	6.67%	4.15%	N/A	4.55%	N/A
Investor Class	(2.13)%	6.71%	N/A	N/A	N/A	3.23%
S&P 500 Total Return Index *****	2.65%	14.37%	13.42%	12.64%	13.67%	11.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.57%, 0.82%, 0.92%, 1.17%, and 1.07% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was April 26, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2018	% of Net Assets
Equity Funds	76.2%
Debt Funds	11.8%
Other Assets/Cash & Cash Equivalents	12.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Managed Risk Moderate Growth ETF Portfolio

Portfolio Review (Unaudited)

June 30, 2018

The Portfolio’s performance figures* for the periods ended June 30, 2018, as compared to its benchmark:

			Five
	Six	One	Year	Annualized Since	Annualized Since	Since
	Months	Year	(Annualized)	Inception (6/9/11)**	Inception (5/1/12)***	Inception (7/22/15)****
Managed Risk Moderate Growth ETF Portfolio
Class 1	(1.18)%	6.27%	5.04%	4.90%	N/A	N/A
Class 2	(1.34)%	5.94%	4.77%	4.67%	N/A	N/A
Class 3	(1.43)%	5.83%	4.66%	N/A	4.65%	N/A
Class 4	(1.43)%	5.59%	4.43%	N/A	4.45%	N/A
Investor Class	(1.26)%	5.65%	N/A	N/A	N/A	3.19%
S&P 500 Total Return Index *****	2.65%	14.37%	13.42%	13.53%	13.67%	11.23%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the most recent prospectuses, the Portfolio’s total annual operating expense ratios including acquired fund fees and expenses, for Class 1, Class 2, Class 3, Class 4, and Investor Class are 0.57%, 0.82%, 0.92%, 1.17%, and 1.07% respectively. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Class 1 and Class 2’s inception date was June 9, 2011.

***	Class 3 and Class 4’s inception date was May 1, 2012.

****	Investor Class’s inception date was July 22, 2015.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class as of June 30, 2018	% of Net Assets
Equity Funds	58.1%
Debt Funds	29.9%
Other Assets/Cash & Cash Equivalents	12.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

TOPS® Managed Risk Balanced ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 43.4%
1,296,512	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$31,505,242
244,591	iShares iBoxx $ High Yield Corporate Bond ETF +	20,809,802
366,585	iShares iBoxx $ Investment Grade Corporate Bond ETF	41,999,643
682,786	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	20,995,669
869,692	SPDR Portfolio Short Term Corporate Bond ETF	26,229,911
921,150	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	15,677,973
669,619	Vanguard Intermediate-Term Treasury ETF	41,951,630
204,939	Vanguard Mortgage-Backed Securities ETF	10,535,914
644,535	Vanguard Short-Term Inflation-Protected Securities ETF	31,485,535
87,777	Vanguard Short-Term Treasury ETF	5,259,598
95,973	Vanguard Total International Bond ETF +	5,250,683
		251,701,600
	EQUITY FUNDS - 44.8%
157,730	FlexShares Global Upstream Natural Resources Index Fund	5,345,470
162,310	Invesco MSCI Global Timber ETF	5,263,713
105,519	iShares Core S&P Mid-Cap ETF	20,552,991
244,930	iShares Core S&P Small-Cap ETF	20,441,858
293,688	SPDR Portfolio S&P 500 Growth ETF	10,317,259
1,238,327	SPDR Portfolio S&P 500 Value ETF	36,691,629
51,265	Vanguard Energy ETF	5,386,926
89,886	Vanguard FTSE All World ex-US Small-Cap ETF	10,373,743
801,296	Vanguard FTSE All-World ex-US ETF	41,539,185
491,768	Vanguard FTSE Emerging Markets ETF	20,752,610
265,430	Vanguard Global ex-U.S. Real Estate ETF	15,416,174
39,885	Vanguard Materials ETF	5,247,271
195,085	Vanguard Real Estate ETF	15,889,673
186,762	Vanguard S&P 500 ETF	46,598,987
		259,817,489
	TOTAL EXCHANGE TRADED FUNDS (Cost - $496,569,498)	511,519,089

	SHORT-TERM INVESTMENTS - 15.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.7%
21,516,584	Federated Prime Cash Obligations Fund, Institutional Class 1.78% (a) (b)	21,516,584

	MONEY MARKET FUNDS - 11.4%
28,750,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.80% (b)	28,750,000
37,300,455	STIT - Government & Agency Portfolio, Institutional Class - 1.80% (b)	37,300,455
		66,050,455

See accompanying notes to financial statements.

TOPS® Managed Risk Balanced ETF Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal		Interest Rate (d)	Maturity	Value
	U.S. TREASURY BILL - 0.3%
$2,000,000	United States Treasury Bill (c)	1.87%	9/20/2018	$1,991,540

	TOTAL SHORT-TERM INVESTMENTS (Cost - $89,558,579)			89,558,579

	TOTAL INVESTMENTS - 103.6% (Cost - $586,128,077)			$601,077,668
	OTHER ASSETS AND LIABILITIES - NET - (3.6)%			(21,334,987)
	TOTAL NET ASSETS - 100.0%			$579,742,681

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at June 30, 2018. Total loaned securities had a value of $21,091,169 at June 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at June 30, 2018. Non-cash collateral amounted to $21,516,584.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2018.

(c)	All or a portion of this security may be held as collateral for futures contracts.

(d)	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation (Depreciation)
291	5 Year US Treasury Note September 2018	Bank of America Merrill Lynch	$33,062,547	$70,066
54	MSCI EAFE Index Mini September 2018	Bank of America Merrill Lynch	5,279,580	(167,492)
97	MSCI Emerging Market September 2018	Bank of America Merrill Lynch	5,157,005	(306,001)
35	Russell 2000 Index E-Mini September 2018	Bank of America Merrill Lynch	2,883,125	(48,696)
90	S&P 500 Index E-Mini September 2018	Bank of America Merrill Lynch	12,247,200	(244,918)
19	S&P Midcap 400 Index E-Mini September 2018	Bank of America Merrill Lynch	3,716,590	(73,650)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(770,691)

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 88.0%
	DEBT FUNDS - 11.8%
699,218	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$16,990,997
295,419	iShares iBoxx $ High Yield Corporate Bond ETF +	25,134,249
148,581	iShares iBoxx $ Investment Grade Corporate Bond ETF	17,022,925
989,124	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	16,834,890
270,810	Vanguard Intermediate-Term Treasury ETF	16,966,247
165,017	Vanguard Mortgage-Backed Securities ETF	8,483,524
173,657	Vanguard Short-Term Inflation-Protected Securities ETF	8,483,144
		109,915,976
	EQUITY FUNDS - 76.2%
1,016,076	FlexShares Global Upstream Natural Resources Index Fund	34,434,816
261,390	Invesco MSCI Global Timber ETF	8,476,878
467,308	iShares Core S&P Mid-Cap ETF	91,022,252
788,870	iShares Core S&P Small-Cap ETF	65,839,090
945,942	SPDR Portfolio S&P 500 Growth ETF	33,230,943
1,139,619	SPDR Portfolio S&P 500 Value ETF	33,766,911
82,739	Vanguard Energy ETF	8,694,214
144,754	Vanguard FTSE All World ex-US Small-Cap ETF	16,706,059
2,898,937	Vanguard FTSE All-World ex-US ETF	150,280,894
1,077,923	Vanguard FTSE Emerging Markets ETF	45,488,351
427,450	Vanguard Global ex-U.S. Real Estate ETF	24,826,296
64,233	Vanguard Materials ETF	8,450,493
211,078	Vanguard Real Estate ETF	17,192,303
668,384	Vanguard S&P 500 ETF	166,768,492
95,720	WisdomTree Emerging Markets SmallCap Dividend Fund	4,564,887
		709,742,879
	TOTAL EXCHANGE TRADED FUNDS (Cost - $754,813,068)	819,658,855

	SHORT-TERM INVESTMENTS - 14.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.8%
25,701,453	Federated Prime Cash Obligations Fund, Institutional Class 1.78% (a) (b)	25,701,453

	MONEY MARKET FUNDS - 11.4%
30,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.80% (b)	30,000,000
30,000,000	Federated Prime Cash Obligations Fund, Institutional Class 1.78% (b)	30,000,000
45,848,254	STIT - Government & Agency Portfolio, Institutional Class - 1.80% (b)	45,848,254
		105,848,254

See accompanying notes to financial statements.

TOPS® Managed Risk Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal		Interest Rate (d)	Maturity	Value
	U.S. TREASURY BILL - 0.5%
$5,000,000	United States Treasury Bill (c)	1.87%	9/20/2018	4,978,850

	TOTAL SHORT-TERM INVESTMENTS (Cost - $136,528,557)			136,528,557

	TOTAL INVESTMENTS - 102.7% (Cost - $891,341,625)			$956,187,412
	OTHER ASSETS AND LIABILITIES - NET - (2.7)%			(24,565,361)
	TOTAL NET ASSETS - 100.0%			$931,622,051

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at June 30, 2018. Total loaned securities had a value of $25,193,332 at June 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at June 30, 2018. Non-cash collateral amounted to $25,701,453.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2018.

(c)	All or a portion of this security may be held as collateral for futures contracts.

(d)	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation (Depreciation)
142	5 Year US Treasury Note September 2018	Bank of America Merrill Lynch	$16,133,614	$33,081
158	MSCI EAFE Index Mini September 2018	Bank of America Merrill Lynch	15,447,660	(490,070)
250	MSCI Emerging Market September 2018	Bank of America Merrill Lynch	13,291,250	(866,678)
107	Russell 2000 Index E-Mini September 2018	Bank of America Merrill Lynch	8,814,125	(148,870)
210	S&P 500 Index E-Mini September 2018	Bank of America Merrill Lynch	28,576,800	(571,475)
67	S&P Midcap 400 Index E-Mini September 2018	Bank of America Merrill Lynch	13,105,870	(259,713)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(2,303,725)

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 88.0%
	DEBT FUNDS - 29.9%
1,090,863	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$26,507,971
512,098	iShares iBoxx $ High Yield Corporate Bond ETF +	43,569,298
618,083	iShares iBoxx $ Investment Grade Corporate Bond ETF	70,813,769
1,750,800	SPDR Portfolio Short Term Corporate Bond ETF	52,804,128
1,028,751	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	17,509,342
140,832	Vanguard Intermediate-Term Treasury ETF	8,823,125
343,262	Vanguard Mortgage-Backed Securities ETF	17,647,099
541,849	Vanguard Short-Term Inflation-Protected Securities ETF	26,469,324
294,045	Vanguard Short-Term Treasury ETF	17,619,177
160,749	Vanguard Total International Bond ETF	8,794,578
		290,557,811
	EQUITY FUNDS - 58.1%
792,566	FlexShares Global Upstream Natural Resources Index Fund +	26,860,062
271,861	Invesco MSCI Global Timber ETF	8,816,452
353,479	iShares Core S&P Mid-Cap ETF	68,850,640
615,367	iShares Core S&P Small-Cap ETF	51,358,530
491,929	SPDR Portfolio S&P 500 Growth ETF	17,281,466
888,953	SPDR Portfolio S&P 500 Value ETF	26,339,677
86,049	Vanguard Energy ETF	9,042,029
150,554	Vanguard FTSE All World ex-US Small-Cap ETF	17,375,437
2,010,094	Vanguard FTSE All-World ex-US ETF	104,203,273
823,687	Vanguard FTSE Emerging Markets ETF	34,759,591
444,580	Vanguard Global ex-U.S. Real Estate ETF	25,821,206
66,805	Vanguard Materials ETF	8,788,866
219,543	Vanguard Real Estate ETF	17,881,777
590,887	Vanguard S&P 500 ETF	147,432,215
		564,811,221
	TOTAL EXCHANGE TRADED FUNDS (Cost - $809,296,299)	855,369,032

	SHORT-TERM INVESTMENTS - 16.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.6%
44,577,759	Federated Prime Cash Obligations Fund, Institutional Class 1.78% (a) (b)	44,577,769

	MONEY MARKET FUNDS - 11.4%
35,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.80% (b)	35,000,000
35,000,000	Federated Prime Cash Obligations Fund, Institutional Class 1.78% (b)	35,000,000
40,930,008	STIT - Government & Agency Portfolio, Institutional Class - 1.80% (b)	40,930,008
		110,930,008

See accompanying notes to financial statements.

TOPS® Managed Risk Moderate Growth ETF Portfolio

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Principal		Interest Rate (d)	Maturity	Value
	U.S. TREASURY BILL - 0.4%
$4,000,000	United States Treasury Bill (c)	1.87%	9/20/2018	$3,983,080

	TOTAL SHORT-TERM INVESTMENTS (Cost - $159,490,857)			159,490,857

	TOTAL INVESTMENTS - 104.4% (Cost - $968,787,156)			$1,014,859,889
	OTHER ASSETS AND LIABILITIES - NET - (4.4)%			(43,082,509)
	TOTAL NET ASSETS - 100.0%			$971,777,380

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Security

+	Security, or a portion of the security, is out on loan at June 30, 2018. Total loaned securities had a value of $43,696,387 at June 30, 2018.

(a)	Security purchased with cash received as collateral for securities on loan at June 30, 2018. Non-cash collateral amounted to $44,577,769.

(b)	Variable rate security, the money market rate shown represents the rate at June 30, 2018.

(c)	All or a portion of this secuirty held as collateral for futures contracts.

(d)	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

FUTURES CONTRACTS

				Unrealized
Long Contracts	Description and Termination	Counterparty	Notional Value	Appreciation (Depreciation)
340	5 Year US Treasury Note September 2018	Bank of America Merrill Lynch	$38,629,780	$81,865
121	MSCI EAFE Index Mini September 2018	Bank of America Merrill Lynch	11,830,170	(375,307)
188	MSCI Emerging Market September 2018	Bank of America Merrill Lynch	9,995,020	(651,742)
87	Russell 2000 Index E-Mini September 2018	Bank of America Merrill Lynch	7,166,625	(121,044)
174	S&P 500 Index E-Mini September 2018	Bank of America Merrill Lynch	23,677,920	(473,508)
49	S&P Midcap 400 Index E-Mini September 2018	Bank of America Merrill Lynch	9,584,890	(189,939)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(1,729,675)

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities
June 30, 2018 (Unaudited)

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Assets:
Investments in securities, at cost	$586,128,077	$891,341,625	$968,787,156
Investments in securities, at value	$601,077,668	$956,187,412	$1,014,859,889
Receivable for securities sold	8,950	—	7,088
Receivable for Portfolio shares sold	30,781	36,132	169,727
Interest and dividends receivable	703,744	1,907,071	1,701,058
Receivable for securities lending income	15,956	19,447	27,974
Deposits with Broker	894,445	2,647,141	1,984,167
Total Assets	602,731,544	960,797,203	1,018,749,903

Liabilities:
Collateral on securities loaned	21,516,584	25,701,453	44,577,769
Payable for Portfolio shares redeemed	313,323	652,424	121,315
Payable for securities purchased	63,542	—	—
Accrued investment advisory fees	144,837	233,872	242,865
Accrued distribution (12b-1) fees	131,608	205,721	219,945
Unrealized depreciation on futures contracts	770,691	2,303,725	1,729,675
Payable to related parties and administrative service fees	48,278	77,957	80,954
Total Liabilities	22,988,863	29,175,152	46,972,523
Net Assets	$579,742,681	$931,622,051	$971,777,380

Components of Net Assets:
Paid in capital	$509,501,565	$765,119,304	$831,141,887
Undistributed net investment income	13,769,923	20,847,518	22,807,822
Accumulated net realized gain on investments and futures contracts	42,292,293	83,113,167	73,484,613
Net unrealized appreciation on investments and futures contracts	14,178,900	62,542,062	44,343,058
Net Assets	$579,742,681	$931,622,051	$971,777,380

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Assets and Liabilities (Continued)
June 30, 2018 (Unaudited)

	Managed Risk		Managed Risk		Managed Risk
	Balanced		Growth		Moderate Growth
	ETF Portfolio		ETF Portfolio		ETF Portfolio

Class 1 Shares:
Net assets	$257,580		$30,666,865		$2,365,619
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	21,299		2,474,995		188,370

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.09		$12.39		$12.56

Class 2 Shares:
Net assets	$474,045,843		$714,887,448		$772,223,770
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	39,458,692		58,053,758		61,804,572

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.01		$12.31		$12.49

Class 3 Shares:
Net assets	$94,747,943		$179,068,171		$189,169,194
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	7,855,706		14,606,336		15,188,799

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.06		$12.26		$12.45

Class 4 Shares:
Net assets	$10,691,302		$6,999,554		$8,018,784
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	903,728		570,600		647,473

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.83		$12.27		$12.38

Investor Class Shares:
Net assets	$13		$13		$13
Total shares of beneficial interest outstanding at end of period ($0 par value, unlimited shares authorized)	1		1		1

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.76	(a)	$12.89	(a)	$13.28	(a)

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Operations
For the Six Months Ended June 30, 2018 (Unaudited)

	Managed Risk	Managed Risk	Managed Risk
	Balanced	Growth	Moderate Growth
	ETF Portfolio	ETF Portfolio	ETF Portfolio
Investment Income:
Dividend income	$5,621,961	$8,982,168	$9,466,608
Interest income	512,180	809,814	849,395
Securities lending income - net	124,549	158,404	255,273
Total Investment Income	6,258,690	9,950,386	10,571,276
Expenses:
Investment advisory fees	898,221	1,446,686	1,495,493
Distribution fees (12b-1) - Class 2 Shares	615,405	927,804	995,985
Distribution fees (12b-1) - Class 3 Shares	166,711	320,810	331,819
Distribution fees (12b-1) - Class 4 Shares	32,715	23,555	24,689
Related parties and administrative service fees	299,407	482,228	498,498
Total Expenses	2,012,459	3,201,083	3,346,484
Net Investment Income	4,246,231	6,749,303	7,224,792
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	19,653,456	60,574,623	43,821,342
Futures contracts	(3,632,733)	(20,774,467)	(10,306,867)
	16,020,723	39,800,156	33,514,475
Net change in unrealized depreciation on:
Investments	(27,541,154)	(64,054,894)	(51,332,381)
Futures contracts	(1,302,704)	(3,636,798)	(2,843,343)
	(28,843,858)	(67,691,692)	(54,175,724)

Net Realized and Unrealized Loss on Investments and Futures Contracts	(12,823,135)	(27,891,536)	(20,661,249)
Net Decrease in Net Assets Resulting from Operations	$(8,576,904)	$(21,142,233)	$(13,436,457)

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
Increase in Net Assets:
From Operations:
Net investment income	$4,246,231	$9,524,210
Net realized gain on investments and futures contracts	16,020,723	28,325,399
Net change in unrealized (appreciation) depreciation on investments and futures contracts	(28,843,858)	24,353,470
Net increase (decrease) in net assets resulting from operations	(8,576,904)	62,203,079
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(7,109)
Class 2	—	(7,656,424)
Class 3	—	(1,374,231)
Class 4	—	(136,447)
Investor	—	(0	) (a)
Net Realized Gains:
Class 1	—	(618)
Class 2	—	(780,057)
Class 3	—	(143,588)
Class 4	—	(18,153)
Investor	—	(0	) (a)
Total distributions to shareholders	—	(10,116,627)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	100,000	—
Class 2	18,660,557	33,491,534
Class 3	7,042,373	16,218,726
Class 4	29,210	68,338
Reinvestment of distributions
Class 1	—	7,727
Class 2	—	8,436,481
Class 3	—	1,517,819
Class 4	—	154,600
Cost of shares redeemed
Class 1	(249,441)	(147,246)
Class 2	(50,271,479)	(84,334,240)
Class 3	(7,602,702)	(15,750,861)
Class 4	(699,150)	(1,266,390)
Net decrease in net assets from share transactions of beneficial interest	(32,990,632)	(41,603,512)
Total increase (decrease) in net assets	(41,567,536)	10,482,940
Net Assets:
Beginning of period	621,310,217	610,827,277
End of period	$579,742,681	$621,310,217
Undistributed net investment income at end of period	$13,769,923	$9,523,692

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Balanced ETF Portfolio
	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
SHARE ACTIVITY
Class 1
Shares Sold	7,955	—
Shares Reinvested	—	652
Shares Redeemed	(20,192)	(12,479)
Net decrease in shares of beneficial interest outstanding	(12,237)	(11,827)

Class 2
Shares Sold	1,532,482	2,861,543
Shares Reinvested	—	714,351
Shares Redeemed	(4,151,504)	(7,207,825)
Net decrease in shares of beneficial interest outstanding	(2,619,022)	(3,631,931)

Class 3
Shares Sold	578,215	1,383,387
Shares Reinvested	—	127,978
Shares Redeemed	(624,010)	(1,342,215)
Net increase (decrease) in shares of beneficial interest outstanding	(45,795)	169,150

Class 4
Shares Sold	2,417	5,887
Shares Reinvested	—	13,259
Shares Redeemed	(58,139)	(108,720)
Net decrease in shares of beneficial interest outstanding	(55,722)	(89,574)

(a)	Represents less than $1

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$6,749,303	$14,102,570
Net realized gain on investments and futures contracts	39,800,156	77,946,281
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(67,691,692)	65,713,503
Net increase (decrease) in net assets resulting from operations	(21,142,233)	157,762,354
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(547,916)
Class 2	—	(11,656,909)
Class 3	—	(2,696,306)
Class 4	—	(135,386)
Investor	—	(0	) (a)
Total distributions to shareholders	—	(15,036,517)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	544,519	828,447
Class 2	18,055,892	24,561,731
Class 3	11,239,518	16,756,675
Class 4	10,134	133,381
Reinvestment of distributions
Class 1	—	547,916
Class 2	—	11,656,909
Class 3	—	2,696,306
Class 4	—	135,386
Cost of shares redeemed
Class 1	(634,000)	(2,299,278)
Class 2	(57,284,624)	(129,180,924)
Class 3	(16,059,065)	(25,585,755)
Class 4	(4,227,981)	(854,976)
Net decrease in net assets from share transactions of beneficial interest	(48,355,607)	(100,604,182)
Total increase (decrease) in net assets	(69,497,840)	42,121,655
Net Assets:
Beginning of period	1,001,119,891	958,998,236
End of period	$931,622,051	$1,001,119,891
Undistributed net investment income at end of period	$20,847,518	$14,098,215

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Growth ETF Portfolio
	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
SHARE ACTIVITY
Class 1
Shares Sold	42,924	66,721
Shares Reinvested	—	45,813
Shares Redeemed	(49,849)	(193,252)
Net decrease in shares of beneficial interest outstanding	(6,925)	(80,718)

Class 2
Shares Sold	1,443,804	2,095,171
Shares Reinvested	—	978,750
Shares Redeemed	(4,561,582)	(11,099,457)
Net decrease in shares of beneficial interest outstanding	(3,117,778)	(8,025,536)

Class 3
Shares Sold	898,328	1,428,372
Shares Reinvested	—	227,153
Shares Redeemed	(1,290,241)	(2,196,074)
Net decrease in shares of beneficial interest outstanding	(391,913)	(540,549)

Class 4
Shares Sold	810	11,623
Shares Reinvested	—	11,376
Shares Redeemed	(320,138)	(75,390)
Net decrease in shares of beneficial interest outstanding	(319,328)	(52,391)

(a)	Represents less than $1

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$7,224,792	$15,585,705
Net realized gain on investments and futures contracts	33,514,475	63,716,314
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(54,175,724)	52,248,483
Net increase (decrease) in net assets resulting from operations	(13,436,457)	131,550,502
From Distributions to Shareholders:
Net Investment Income:
Class 1	—	(31,908)
Class 2	—	(12,977,624)
Class 3	—	(2,842,962)
Class 4	—	(102,520)
Investor	—	(0	) (a)
Total distributions to shareholders	—	(15,955,014)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	105,397	586,487
Class 2	16,718,526	33,275,097
Class 3	11,043,880	28,199,934
Class 4	17,018	47,187
Reinvestment of distributions
Class 1	—	31,908
Class 2	—	12,977,624
Class 3	—	2,842,962
Class 4	—	102,520
Cost of shares redeemed
Class 1	(99,260)	(51,550)
Class 2	(60,853,684)	(128,247,048)
Class 3	(10,446,881)	(30,127,704)
Class 4	(405,406)	(854,761)
Net decrease in net assets from share transactions of beneficial interest	(43,920,410)	(81,217,344)
Total increase (decrease) in net assets	(57,356,867)	34,378,144
Net Assets:
Beginning of period	1,029,134,247	994,756,103
End of period	$971,777,380	$1,029,134,247
Undistributed net investment income at end of period	$22,807,822	$15,583,030

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Managed Risk Moderate Growth ETF Portfolio
	Six Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
SHARE ACTIVITY
Class 1
Shares Sold	8,205	46,842
Shares Reinvested	—	2,624
Shares Redeemed	(7,748)	(4,278)
Net increase in shares of beneficial interest outstanding	457	45,188

Class 2
Shares Sold	1,319,083	2,803,738
Shares Reinvested	—	1,070,761
Shares Redeemed	(4,814,958)	(10,725,998)
Net decrease in shares of beneficial interest outstanding	(3,495,875)	(6,851,499)

Class 3
Shares Sold	877,533	2,370,149
Shares Reinvested	—	234,956
Shares Redeemed	(831,592)	(2,527,874)
Net increase in shares of beneficial interest outstanding	45,941	77,231

Class 4
Shares Sold	1,340	4,078
Shares Reinvested	—	8,508
Shares Redeemed	(32,355)	(72,853)
Net decrease in shares of beneficial interest outstanding	(31,015)	(60,267)

(a)	Represents less than $1

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.25		$11.26	$10.75	$11.68	$11.52	$10.75
Income (loss) from investment operations:
Net investment income (a) (b)	0.09		0.20	0.18	0.12	0.18	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	(0.25)		1.02	0.50	(0.61)	0.20	0.70
Total income (loss) from investment operations	(0.16)		1.22	0.68	(0.49)	0.38	0.87
Less distributions from:
Net investment income	—		(0.21)	(0.17)	(0.17)	(0.13)	(0.10)
Net realized gain	—		(0.02)	—	(0.27)	(0.09)	—
Total distributions	—		(0.23)	(0.17)	(0.44)	(0.22)	(0.10)
Net asset value, end of period	$12.09		$12.25	$11.26	$10.75	$11.68	$11.52
Total return (c)	(1.31	)% (f)	10.90%	6.39%	(4.15)%	3.34%	8.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$258		$411	$511	$909	$5,250	$6,632
Ratio of expenses to average net assets (d)	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b)(d)	1.49	% (e)	1.74%	1.62%	1.02%	1.51%	1.51%
Portfolio turnover rate	40	% (f)	30%	16%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.18		$11.20	$10.68	$11.62	$11.47	$10.71
Income (loss) from investment operations:
Net investment income (a) (b)	0.09		0.18	0.16	0.14	0.15	0.14
Net realized and unrealized gain (loss) on investments and futures contracts	(0.26)		1.00	0.50	(0.67)	0.20	0.71
Total income (loss) from investment operations	(0.17)		1.18	0.66	(0.53)	0.35	0.85
Less distributions from:
Net investment income	—		(0.18)	(0.14)	(0.14)	(0.11)	(0.09)
Net realized gain	—		(0.02)	—	(0.27)	(0.09)	—
Total distributions	—		(0.20)	(0.14)	(0.41)	(0.20)	(0.09)
Net asset value, end of period	$12.01		$12.18	$11.20	$10.68	$11.62	$11.47
Total return (c)	(1.40	)% (f)	10.58%	6.22%	(4.50)%	3.06%	7.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$474,046		$512,670	$511,731	$531,055	$592,975	$529,690
Ratio of expenses to average net assets (d)	0.65	% (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b) (d)	1.44	% (e)	1.57%	1.50%	1.21%	1.32%	1.30%
Portfolio turnover rate	40	% (f)	30%	16%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.24		$11.25	$10.75	$11.69	$11.56	$10.83
Income (loss) from investment operations:
Net investment income (a) (b)	0.08		0.18	0.16	0.13	0.15	0.22
Net realized and unrealized gain (loss) on investments and futures contracts	(0.26)		1.01	0.49	(0.66)	0.20	0.61
Total income (loss) from investment operations	(0.18)		1.19	0.65	(0.53)	0.35	0.83
Less distributions from:
Net investment income	—		(0.18)	(0.15)	(0.14)	(0.13)	(0.10)
Net realized gain	—		(0.02)	—	(0.27)	(0.09)	—
Total distributions	—		(0.20)	(0.15)	(0.41)	(0.22)	(0.10)
Net asset value, end of period	$12.06		$12.24	$11.25	$10.75	$11.69	$11.56
Total return (c)	(1.47	)% (f)	10.58%	6.02%	(4.54)%	3.00%	7.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$94,748		$96,698	$86,999	$67,731	$58,657	$40,788
Ratio of expenses to average net assets (d)	0.75	% (e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b) (d)	1.36	% (e)	1.49%	1.47%	1.17%	1.25%	1.93%
Portfolio turnover rate	40	% (f)	30%	16%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.02		$11.05	$10.54	$11.49	$11.39	$10.69
Income (loss) from investment operations:
Net investment income (a) (b)	0.06		0.14	0.12	0.10	0.13	0.13
Net realized and unrealized gain (loss) on investments and futures contracts	(0.25)		0.99	0.49	(0.65)	0.18	0.67
Total income (loss) from investment operations	(0.19)		1.13	0.61	(0.55)	0.31	0.80
Less distributions from:
Net investment income	—		(0.14)	(0.10)	(0.13)	(0.12)	(0.10)
Net realized gain	—		(0.02)	—	(0.27)	(0.09)	—
Total distributions	—		(0.16)	(0.10)	(0.40)	(0.21)	(0.10)
Net asset value, end of period	$11.83		$12.02	$11.05	$10.54	$11.49	$11.39
Total return (c)	(1.58	)% (f)	10.24%	5.82%	(4.77)%	2.69%	7.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$10,691		$11,531	$11,587	$12,570	$11,319	$5,327
Ratio of expenses to average net assets (d)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b) (d)	1.09	% (e)	1.21%	1.14%	0.89%	1.08%	1.16%
Portfolio turnover rate	40	% (f)	30%	16%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$12.17		$11.75	$11.09	$11.74
Income (loss) from investment operations:
Net investment income (b) (c)	—		0.18	0.16	0.05
Net realized and unrealized gain (loss) on investments	0.59		0.44	0.50	(0.70)
Total income (loss) from investment operations	0.59		0.62	0.66	(0.65)
Less distributions from:
Net investment income	—		(0.18)	—	—
Net realized gain	—		(0.02)	—	—
Total distributions	—		(0.20)	—	—
Net asset value, end of period	$12.76		$12.17	$11.75	$11.09
Total return (d)	(1.31	)% (h)	9.81%	5.95%	(5.54)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$13		$12	$13	$11
Ratio of expenses to average net assets (e)	0.90	% (f)	0.90%	0.90%	0.90	% (f)
Ratio of net investment income to average net assets (c) (e)	1.19	% (f)	1.32%	1.25%	0.96	% (f)
Portfolio turnover rate	40	% (h)	30%	16%	20%

(a)	The Managed Risk Balanced ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.66		$10.93	$10.53	$11.82	$11.77	$10.22
Income (loss) from investment operations:
Net investment income (a) (b)	0.11		0.21	0.19	0.18	0.19	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	(0.38)		1.74	0.42	(1.23)	(0.02)	1.48
Total income (loss) from investment operations	(0.27)		1.95	0.61	(1.05)	0.17	1.66
Less distributions from:
Net investment income	—		(0.22)	(0.21)	(0.19)	(0.12)	(0.11)
Net realized gain	—		—	—	(0.05)	—	—
Total distributions	—		(0.22)	(0.21)	(0.24)	(0.12)	(0.11)
Net asset value, end of period	$12.39		$12.66	$10.93	$10.53	$11.82	$11.77
Total return (c)	(2.13	)% (f)	17.97%	5.87%	(8.86)%	1.49%	16.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$30,667		$31,412	$28,004	$32,032	$39,059	$36,004
Ratio of expenses to average net assets (d)	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b) (d)	1.69	% (e)	1.75%	1.74%	1.59%	1.64%	1.66%
Portfolio turnover rate	40	% (f)	28%	12%	15%	14%	15%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f) Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.59		$10.87	$10.47	$11.76	$11.71	$10.19
Income (loss) from investment operations:
Net investment income (a) (b)	0.09		0.17	0.16	0.15	0.17	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	(0.37)		1.74	0.42	(1.23)	(0.02)	1.47
Total income (loss) from investment operations	(0.28)		1.91	0.58	(1.08)	0.15	1.62
Less distributions from:
Net investment income	—		(0.19)	(0.18)	(0.16)	(0.10)	(0.10)
Net realized gain	—		—	—	(0.05)	—	—
Total distributions	—		(0.19)	(0.18)	(0.21)	(0.10)	(0.10)
Net asset value, end of period	$12.31		$12.59	$10.87	$10.47	$11.76	$11.71
Total return (c)	(2.22	)% (f)	17.66%	5.57%	(9.15)%	1.31%	15.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$714,887		$770,385	$752,397	$847,241	$1,029,438	$888,391
Ratio of expenses to average net assets (d)	0.65	% (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b) (d)	1.41	% (e)	1.46%	1.50%	1.34%	1.41%	1.40%
Portfolio turnover rate	40	% (f)	28%	12%	15%	14%	15%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.54		$10.84	$10.44	$11.72	$11.70	$10.15
Income (loss) from investment operations:
Net investment income (a) (b)	0.08		0.16	0.15	0.14	0.16	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	(0.36)		1.72	0.42	(1.22)	(0.02)	1.40
Total income (loss) from investment operations	(0.28)		1.88	0.57	(1.08)	0.14	1.66
Less distributions from:
Net investment income	—		(0.18)	(0.17)	(0.15)	(0.12)	(0.11)
Net realized gain	—		—	—	(0.05)	—	—
Total distributions	—		(0.18)	(0.17)	(0.20)	(0.12)	(0.11)
Net asset value, end of period	$12.26		$12.54	$10.84	$10.44	$11.72	$11.70
Total return (c)	(2.23	)% (f)	17.45%	5.51%	(9.22)%	1.18%	16.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$179,068		$188,141	$168,368	$168,305	$206,885	$133,241
Ratio of expenses to average net assets (d)	0.75	% (e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b) (d)	1.33	% (e)	1.39%	1.44%	1.24%	1.35%	2.28%
Portfolio turnover rate	40	% (f)	28%	12%	15%	14%	15%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.57		$10.85	$10.46	$11.77	$11.77	$10.28
Income (loss) from investment operations:
Net investment income (a) (b)	0.06		0.13	0.12	0.13	0.14	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	(0.36)		1.74	0.41	(1.23)	(0.04)	1.43
Total income (loss) from investment operations	(0.30)		1.87	0.53	(1.10)	0.10	1.60
Less distributions from:
Net investment income	—		(0.15)	(0.14)	(0.16)	(0.10)	(0.11)
Net realized gain	—		—	—	(0.05)	—	—
Total distributions	—		(0.15)	(0.14)	(0.21)	(0.10)	(0.11)
Net asset value, end of period	$12.27		$12.57	$10.85	$10.46	$11.77	$11.77
Total return (c)	(2.39	)% (f)	17.33%	5.15%	(9.38)%	0.88%	15.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$7,000		$11,182	$10,228	$10,829	$7,510	$4,689
Ratio of expenses to average net assets (d)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b) (d)	0.92	% (e)	1.14%	1.17%	1.13%	1.16%	1.48%
Portfolio turnover rate	40	% (f)	28%	12%	15%	14%	15%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$12.59		$11.26	$10.68	$11.74
Income (loss) from investment operations:
Net investment income (b) (c)	—		0.17	0.16	0.05
Net realized and unrealized gain (loss) on investments	0.30		1.35	0.42	(1.11)
Total income (loss) from investment operations	0.30		1.52	0.58	(1.06)
Less distributions from:
Net investment income	—		(0.19)	—	—
Total distributions	—		(0.19)	—	—
Net asset value, end of period	$12.89		$12.59	$11.26	$10.68
Total return (d)	(2.13	)% (h)	17.00%	5.43%	(9.03)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$13		$13	$11	$11
Ratio of expenses to average net assets (e)	0.90	% (f)	0.90%	0.90%	0.90	% (f)
Ratio of net investment income to average net assets (c) (e)	1.16	% (f)	1.21%	1.25%	1.09	% (f)
Portfolio turnover rate	40	% (h)	28%	12%	15%

(a)	The Managed Risk Growth ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized

(g)	Actual net assets, not truncated.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.71		$11.34	$10.84	$12.02	$11.93	$10.68
Income (loss) from investment operations:
Net investment income (a) (b)	0.11		0.24	0.18	0.17	0.20	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	(0.26)		1.36	0.52	(0.90)	0.18	1.17
Total income (loss) from investment operations	(0.15)		1.60	0.70	(0.73)	0.38	1.35
Less distributions from:
Net investment income	—		(0.23)	(0.20)	(0.19)	(0.15)	(0.10)
Net realized gain	—		—	—	(0.26)	(0.14)	—
Total distributions	—		(0.23)	(0.20)	(0.45)	(0.29)	(0.10)
Net asset value, end of period	$12.56		$12.71	$11.34	$10.84	$12.02	$11.93
Total return (c)	(1.18	)% (f)	14.18%	6.50%	(6.10)%	3.16%	12.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$2,366		$2,389	$1,618	$2,945	$6,286	$6,389
Ratio of expenses to average net assets (d)	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (b) (d)	1.74	% (e)	1.97%	1.68%	1.44%	1.65%	1.57%
Portfolio turnover rate	31	% (f)	30%	13%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.66		$11.30	$10.79	$11.97	$11.90	$10.67
Income (loss) from investment operations:
Net investment income (a) (b)	0.09		0.19	0.17	0.16	0.18	0.17
Net realized and unrealized gain (loss) on investments and futures contracts	(0.26)		1.37	0.51	(0.92)	0.15	1.15
Total income (loss) from investment operations	(0.17)		1.56	0.68	(0.76)	0.33	1.32
Less distributions from:
Net investment income	—		(0.20)	(0.17)	(0.16)	(0.12)	(0.09)
Net realized gain	—		—	—	(0.26)	(0.14)	—
Total distributions	—		(0.20)	(0.17)	(0.42)	(0.26)	(0.09)
Net asset value, end of period	$12.49		$12.66	$11.30	$10.79	$11.97	$11.90
Total return (c)	(1.34	)% (f)	13.85%	6.31%	(6.36)%	2.81%	12.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$772,224		$826,964	$815,029	$875,534	$971,963	$814,589
Ratio of expenses to average net assets (d)	0.65	% (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (b) (d)	1.47	% (e)	1.56%	1.59%	1.36%	1.46%	1.49%
Portfolio turnover rate	31	% (f)	30%	13%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 3 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.63		$11.27	$10.78	$11.96	$11.91	$10.67
Income (loss) from investment operations:
Net investment income (a) (b)	0.09		0.18	0.17	0.15	0.16	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	(0.27)		1.37	0.49	(0.92)	0.17	1.09
Total income (loss) from investment operations	(0.18)		1.55	0.66	(0.77)	0.33	1.34
Less distributions from:
Net investment income	—		(0.19)	(0.17)	(0.15)	(0.14)	(0.10)
Net realized gain	—		—	—	(0.26)	(0.14)	—
Total distributions	—		(0.19)	(0.17)	(0.41)	(0.28)	(0.10)
Net asset value, end of period	$12.45		$12.63	$11.27	$10.78	$11.96	$11.91
Total return (c)	(1.43	)% (f)	13.83%	6.14%	(6.46)%	2.75%	12.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$189,169		$191,249	$169,824	$137,981	$130,856	$101,414
Ratio of expenses to average net assets (d)	0.75	% (e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (b) (d)	1.39	% (e)	1.48%	1.56%	1.31%	1.36%	2.17%
Portfolio turnover rate	31	% (f)	30%	13%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 4 Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013

Net asset value, beginning of period	$12.57		$11.21	$10.71	$11.91	$11.89	$10.70
Income (loss) from investment operations:
Net investment income (a) (b)	0.07		0.15	0.14	0.12	0.16	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	(0.26)		1.36	0.48	(0.91)	0.14	1.11
Total income (loss) from investment operations	(0.19)		1.51	0.62	(0.79)	0.30	1.29
Less distributions from:
Net investment income	—		(0.15)	(0.12)	(0.15)	(0.14)	(0.10)
Net realized gain	—		—	—	(0.26)	(0.14)	—
Total distributions	—		(0.15)	(0.12)	(0.41)	(0.28)	(0.10)
Net asset value, end of period	$12.38		$12.57	$11.21	$10.71	$11.91	$11.89
Total return (c)	(1.43	)% (f)	13.53%	5.84%	(6.67)%	2.50%	12.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$8,019		$8,532	$8,285	$8,996	$9,508	$2,145
Ratio of expenses to average net assets (d)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (b) (d)	1.12	% (e)	1.22%	1.24%	1.02%	1.37%	1.56%
Portfolio turnover rate	31	% (f)	30%	13%	20%	19%	25%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
Financial Highlights
Managed Risk Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Investor Class Shares
	Six Months Ended
	June 30, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015(a)

Net asset value, beginning of period	$12.67		$11.89	$11.21	$12.11
Income (loss) from investment operations:
Net investment income (b) (c)	—		0.19	0.17	0.06
Net realized and unrealized gain (loss) on investments	0.61		0.79	0.51	(0.96)
Total income (loss) from investment operations	0.61		0.98	0.68	(0.90)
Less distributions from:
Net investment income	—		(0.20)	—	—
Total distributions	—		(0.20)	—	—
Net asset value, end of period	$13.28		$12.67	$11.89	$11.21
Total return (d)	(1.26	)% (h)	12.99%	6.07%	(7.43)%
Ratios and Supplemental Data:
Net assets, end of period (g)	$13		$13	$12	$11
Ratio of expenses to average net assets (e)	0.90	% (f)	0.90%	0.90%	0.90	% (f)
Ratio of net investment income to average net assets (c) (e)	1.22	% (f)	1.31%	1.34%	1.11	% (f)
Portfolio turnover rate	31	% (h)	30%	13%	20%

(a)	The Managed Risk Moderate Growth ETF Portfolio Investor Class commenced operations on July 22, 2015.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Actual net assets, not truncated.

(h)	Not annualized.

See accompanying notes to financial statements.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1.	ORGANIZATION

The TOPS® Managed Risk ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of three different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Managed Risk Balanced ETF Portfolio	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Managed Risk Growth ETF Portfolio	Capital appreciation with less volatility than the equity markets as a whole.
Managed Risk Moderate Growth Portfolio	Capital appreciation with less volatility than the equity markets as a whole.

The Portfolios currently offer five classes of shares: Class 1 Shares, Class 2 Shares, Class 3 Shares, Class 4 Shares, and Investor Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors of the open-end investment companies.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for each Portfolio’s investments measured at fair value:

Managed Risk Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$511,519,089	$—	$—	$511,519,089
Short-Term Investments	87,567,039	1,991,540	—	89,558,579
Total	$599,086,128	$1,991,540	$—	$601,077,668

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$(770,691)	$—	$—	$(770,691)

Managed Risk Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$819,658,855	$—	$—	$819,658,855
Short-Term Investments	131,549,707	4,978,850	—	136,528,557
Total	$951,208,562	$4,978,850	$—	$956,187,412

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$(2,303,725)	$—	$—	$(2,303,725)

Managed Risk Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$855,369,032	$—	$—	$855,369,032
Short-Term Investments	155,507,777	3,983,080	—	159,490,857
Total	$1,010,876,809	$3,983,080	$—	$1,014,859,889

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$(1,729,675)	$—	$—	$(1,729,675)

The Portfolios did not hold any Level 3 securities during the period ended June 30, 2018.

There were no transfers into or out of any level during the period ended June 30, 2018.

It is the Portfolios’ policy to record transfers between levels at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation of futures contracts is reported in the above table.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2015 to December 31, 2017, or expected to be taken in the Portfolio’s December 31, 2018 year-end tax return. Each Portfolio identified its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange - traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Asset and Liabilities as of June 30, 2018.

Managed Risk Balanced ETF Portfolio

	Statement of Assets and Liabilities
Contract Type/Primary Risk Exposure	Location	Unrealized Appreciation (Depreciation)
Equity Risk	Net unrealized depreciation futures contracts	$(840,757)
Interest Risk	Net unrealized appreciation futures contracts	70,066
Total		$(770,691)

Managed Risk Growth ETF Portfolio

	Statement of Assets and Liabilities
Contract Type/Primary Risk Exposure	Location	Unrealized Appreciation (Depreciation)
Equity Risk	Net unrealized depreciation futures contracts	$(2,336,806)
Interest Risk	Net unrealized appreciation futures contracts	33,081
Total		$(2,303,725)

Managed Risk Moderate Growth ETF Portfolio

	Statement of Assets and Liabilities
Contract Type/Primary Risk Exposure	Location	Unrealized Appreciation (Depreciation)
Equity Risk	Net unrealized depreciation futures contracts	$(1,811,540)
Interest Risk	Net unrealized appreciation futures contracts	81,865
Total		$(1,729,675)

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the location of derivative investments on the Portfolios’ Statements of Operations for the period ended June 30, 2018.

Managed Risk Balanced ETF Portfolio

			Realized and Unrealized
		Location of Gain (Loss) on Derivatives	Gain (Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss from futures transactions	$(2,593,186)
Futures Contracts	Interest Risk	Net realized loss from futures transactions	(1,039,547)
Total			$(3,632,733)

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(1,338,847)
	Interest Risk	Net change in unrealized appreciation on futures contracts	36,143
Total			$(1,302,704)

Managed Risk Growth ETF Portfolio

			Realized and Unrealized
		Location of Gain (Loss) on Derivatives	Gain (Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss from futures transactions	$(17,548,415)
Futures Contracts	Interest Risk	Net realized loss from futures transactions	(3,226,052)
Total			$(20,774,467)

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(3,653,554)
	Interest Risk	Net change in unrealized appreciation on futures contracts	16,756
Total			$(3,636,798)

Managed Risk Moderate Growth ETF Portfolio

			Realized and Unrealized
		Location of Gain (Loss) on Derivatives	Gain (Loss) on Derivatives
Derivative Investment Type	Primary Risk Exposure	recognized in income	recognized in income
Futures Contracts	Equity Risk	Net realized loss from futures transactions	$(8,299,752)
Futures Contracts	Interest Risk	Net realized loss from futures transactions	(2,007,115)
Total			$(10,306,867)

Futures Contracts	Equity Risk	Net change in unrealized depreciation on futures contracts	$(2,885,959)
Futures Contracts	Interest Risk	Net change in unrealized appreciation on futures contracts	42,616
Total			$(2,843,343)

The notional value of the derivative instruments outstanding as of June 30, 2018 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Portfolio.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Offsetting of Financial Assets and Derivative Assets

It is each Portfolio’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of futures contracts. During the period ended June 30, 2018, each Portfolio was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2018:

Managed Risk Balanced ETF Portfolio

Liabilities:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Pledged	Net Amount
Futures
Contracts	$770,691	(1)	$—	(1)	$770,691	$770,691	(2)	$—	$—
Total	$770,691		$—		$770,691	$770,691		$—	$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged.

Managed Risk Growth ETF Portfolio

Liabilities:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Pledged	Net Amount
Futures
Contracts	$2,303,725	(1)	$—	(1)	$2,303,725	$2,303,725	(2)	$—	$—
Total	$2,303,725		$—		$2,303,725	$2,303,725		$—	$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Managed Risk Moderate Growth ETF Portfolio

Liabilities:						Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities		Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Pledged	Net Amount
Futures
Contracts	$1,729,675	(1)	$—	(1)	$1,729,675	$1,729,675	(2)	$—	$—
Total	$1,729,675		$—		$1,729,675	$1,729,675		$—	$—

(1)	Gross unrealized appreciation and depreciation as presented in the Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities. A Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2018:

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments Pledged	Pledged Collateral Received	Net Amount of Assets

Managed Risk Balanced ETF Portfolio
Description:
Securities Loaned	$21,516,584	$—	$21,516,584	$—	$21,516,584	$—
Total	$21,516,584	$—	$21,516,584	$—	$21,516,584	$—

Managed Risk Growth ETF Portfolio
Description:
Securities Loaned	$25,701,453	$—	$25,701,453	$—	$25,701,453	$—
Total	$25,701,453	$—	$25,701,453	$—	$25,701,453	$—

Managed Risk Moderate Growth ETF Portfolio
Description:
Securities Loaned	$44,577,769	$—	$44,577,769	$—	$44,577,769	$—
Total	$44,577,769	$—	$44,577,769	$—	$44,577,769	$—

The following table breaks out the holdings received as collateral as of June 30, 2018:

Securities Lending Transactions
Overnight and Continuous
Managed Risk Balanced ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$21,516,584

Managed Risk Growth ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$25,701,453

Managed Risk Moderate Growth ETF Portfolio
Federated Prime Cash Obligations Fund Institutional Class	$44,577,769

TOPS® Managed Risk ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, were as follows:

Portfolio	Purchases	Sales
Managed Risk Balanced ETF Portfolio	$211,886,558	$240,789,261
Managed Risk Growth ETF Portfolio	345,158,082	405,588,203
Managed Risk Moderate Growth ETF Portfolio	274,321,976	319,759,688

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management, LLC as the Portfolios’ Sub-Advisor (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.30% of each Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Managed Risk Portfolios, the Advisor, not the Portfolios, pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the period ended June 30, 2018, the Portfolios paid the following in advisory fees.

Portfolio	Advisory Fees
Managed Risk Balanced ETF Portfolio	$898,221
Managed Risk Growth ETF Portfolio	1,446,686
Managed Risk Moderate Growth ETF Portfolio	1,495,493

The Trust, with respect to the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for each of Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares. The fee is calculated at an annual rate of 0.25%, 0.35%, 0.60%, and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares, Class 3 shares, Class 4 shares, and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the period ended June 30, 2018, the Portfolios paid the following in distribution fees under the Plan.

Portfolio	Distribution Fees
Managed Risk Balanced ETF Portfolio	$814,831
Managed Risk Growth ETF Portfolio	1,272,169
Managed Risk Moderate Growth ETF Portfolio	1,352,493

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expense, Trustees fees and Custody Fees. All operating expenses are paid by GFS from the administrative service fees. For the period ended June 30, 2018, the Trustees received fees in the amount $6,794 on behalf of each Portfolio.

The approved entities may be affiliates of GFS and the Distributor. Certain Officers of the Trust are also Officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from GFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio was as follows:

Managed Risk Balanced ETF Portfolio

Ohio National Life Insurance Company	84%

Managed Risk Growth ETF Portfolio

Ohio National Life Insurance Company	69%

Managed Risk Moderate Growth ETF Portfolio

Ohio National Life Insurance Company	82%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes for the TOPS Portfolios as of June 30, 2018 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Aggregate Cost	Appreciation	Depreciation	Depreciation
Managed Risk Balanced ETF Portfolio	$588,578,402	$23,472,898	$(10,973,632)	$12,499,266
Managed Risk Growth ETF Portfolio	$896,159,814	74,570,364	(14,542,766)	60,027,598
Managed Risk Moderate Growth ETF Portfolio	$972,950,556	59,170,447	(17,261,114)	41,909,333

TOPS® Managed Risk ETF Portfolios
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018 (Unaudited)

The tax character of Portfolio distributions paid for the year ended December 31, 2017 and December 31, 2016 was as follows:

For the year ended December 31, 2017:

	Ordinary	Tax-Exempt	Long-Term	Return of
	Income	Income	Capital Gains	Capital	Total
Managed Risk Balanced ETF Portfolio	$9,174,211	$—	$942,416	$—	$10,116,627
Managed Risk Growth ETF Portfolio	15,036,517	—	—	—	15,036,517
Managed Risk Moderate Growth ETF Portfolio	15,955,014	—	—	—	15,955,014

For the year ended December 31, 2016:

	Ordinary	Tax-Exempt	Long-Term	Return of
	Income	Income	Capital Gains	Capital	Total
Managed Risk Balanced ETF Portfolio	$7,934,715	$—	$—	$—	$7,934,715
Managed Risk Growth ETF Portfolio	16,132,102	—	—	—	16,132,102
Managed Risk Moderate Growth ETF Portfolio	15,057,767	—	—	—	15,057,767

As of December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings
Managed Risk Balanced ETF Portfolio	$11,984,050	$26,793,550	$—	$—	$—	$40,040,420	$78,818,020
Managed Risk Growth ETF Portfolio	14,098,215	49,464,273	—	—	—	124,082,492	187,644,980
Managed Risk Moderate Growth ETF Portfolio	15,583,030	45,247,206	—	—	—	93,241,714	154,071,950

The difference between book basis and tax basis accumulated net realized losses, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market treatment of 1256 futures contracts.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TOPS® Managed Risk ETF Portfolios
EXPENSE EXAMPLES (Unaudited)
June 30, 2018

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 1	Ratio	1-1-18	6-30-18	Period*	6-30-18	Period*
Managed Risk Balanced ETF Portfolio	0.40%	$1,000.00	$986.90	$1.97	$1,022.81	$2.01
Managed Risk Growth ETF Portfolio	0.40%	$1,000.00	$978.70	$1.96	$1,022.81	$2.01
Managed Risk Moderate Growth ETF Portfolio	0.40%	$1,000.00	$988.20	$1.97	$1,022.81	$2.01

TOPS® Managed Risk ETF Portfolios
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2018

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 2	Ratio	1-1-18	6-30-18	Period*	6-30-18	Period*
Managed Risk Balanced ETF Portfolio	0.65%	$1,000.00	$986.00	$3.20	$1,021.57	$3.26
Managed Risk Growth ETF Portfolio	0.65%	$1,000.00	$977.80	$3.19	$1,021.57	$3.26
Managed Risk Moderate Growth ETF Portfolio	0.65%	$1,000.00	$986.60	$3.20	$1,021.57	$3.26

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 3	Ratio	1-1-18	6-30-18	Period *	6-30-18	Period*
Managed Risk Balanced ETF Portfolio	0.75%	$1,000.00	$985.30	$3.69	$1,021.08	$3.76
Managed Risk Growth ETF Portfolio	0.75%	$1,000.00	$977.70	$3.68	$1,021.08	$3.76
Managed Risk Moderate Growth ETF Portfolio	0.75%	$1,000.00	$985.70	$3.69	$1,021.08	$3.76

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class 4	Ratio	1-1-18	6-30-18	Period *	6-30-18	Period*
Managed Risk Balanced ETF Portfolio	1.00%	$1,000.00	$984.20	$4.92	$1,019.84	$5.01
Managed Risk Growth ETF Portfolio	1.00%	$1,000.00	$976.10	$4.90	$1,019.84	$5.01
Managed Risk Moderate Growth ETF Portfolio	1.00%	$1,000.00	$985.70	$4.92	$1,019.84	$5.01

TOPS® Managed Risk ETF Portfolios
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2018

					Hypothetical
					(5% return before
			Actual		expenses)

	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Investor Class	Ratio	1-1-18	6-30-18	Period*	6-30-18	Period*
Managed Risk Balanced ETF Portfolio	0.90%	$1,000.00	$986.90	$4.43	$1,020.33	$4.51
Managed Risk Growth ETF Portfolio	0.90%	$1,000.00	$978.70	$4.42	$1,020.33	$4.51
Managed Risk Moderate Growth ETF Portfolio	0.90%	$1,000.00	$987.40	$4.43	$1,020.33	$4.51

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR
ValMark Advisers, Inc.
130 Springside Drive
Akron, OH 44333

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/4/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/4/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/4/18